Fair value gains on embedded derivatives - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 30, 2024
Embedded derivatives [Abstract]
Embedded derivative liability	$ 5,153,000	$ 20,768,000		$ 26,539,000
Gains on change in fair value of derivatives	$ 15,615,000	$ 5,771,000	$ 0
Dividends paid (in dollars per share)	$ 4.27	$ 6.95
Conversion price (in dollars per share)	$ 8.00